Annual Total Returns [BarChart] - BlackRock Event Driven Equity Fund - Investor A	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	13.32%
Annual Return 2011	3.73%
Annual Return 2012	14.27%
Annual Return 2013	31.94%
Annual Return 2014	10.12%
Annual Return 2015	(1.73%)
Annual Return 2016	3.94%
Annual Return 2017	6.87%
Annual Return 2018	5.13%
Annual Return 2019	7.16%